FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-6

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA-6

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of Separate Account VA-6

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-6 (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Relative Value Class A Shares (1)	MFS® Investors Trust Initial Class (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Research Initial Class (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Emerging Markets Equity Class I Shares (1)
BNY Mellon VIF Opportunistic Small Cap Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Invesco V.I. High Yield Series I Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Janus Henderson - Balanced Institutional Shares (1)	TA WMC US Growth Initial Class (1)
Janus Henderson - Global Research Institutional Shares (1)
(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-6

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-6 indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-6 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	MFS® Growth Initial Class
AB Relative Value Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Invesco V.I. High Yield Series I Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Balanced Institutional Shares	TA WMC US Growth Initial Class
Janus Henderson - Global Research Institutional Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-6 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-6 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-6 since 2014.

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	44,035.548	$2,666,508	$3,932,815	$(9)	$3,932,806	48,780	$80.623017	$80.623017
AB Relative Value Class A Shares	46,553.786	1,356,410	1,474,824	1	1,474,825	24,648	59.836353	59.836353
Alger Growth & Income Class I-2 Shares	100,750.269	1,936,504	3,355,991	(3)	3,355,988	48,879	68.659795	68.659795
BNY Mellon VIF Appreciation Initial Shares	58,833.831	2,150,511	2,146,846	7	2,146,853	36,773	58.380504	58.380504
BNY Mellon VIF Opportunistic Small Cap Initial Shares	19,880.909	878,813	866,012	(1)	866,011	27,950	30.984047	30.984047
Invesco V.I. High Yield Series I Shares	52,745.850	268,475	251,598	(3)	251,595	169,127	1.487609	1.487609
Janus Henderson - Balanced Institutional Shares	103,419.287	3,589,100	5,297,136	(30)	5,297,106	79,119	66.951448	66.951448
Janus Henderson - Global Research Institutional Shares	30,347.234	1,353,024	2,203,209	2	2,203,211	50,268	43.829150	43.829150
MFS® Growth Initial Class	28,756.306	1,626,422	2,108,125	1	2,108,126	24,297	86.764308	86.764308
MFS® Investors Trust Initial Class	25,362.505	801,405	1,007,906	6	1,007,912	19,943	50.540285	50.540285
MFS® Research Initial Class	12,363.083	360,943	440,002	(1)	440,001	7,574	58.095417	58.095417
MS VIF Emerging Markets Equity Class I Shares	19,191.170	272,594	263,495	-	263,495	9,425	27.957316	27.957316
MS VIF Global Strategist Class I Shares	33,034.286	311,564	304,246	-	304,246	14,746	20.633120	20.633120
TA BlackRock Government Money Market Initial Class	1,240,409.900	1,240,410	1,240,410	(82)	1,240,328	1,061,592	1.168366	1.168366
TA WMC US Growth Initial Class	310,359.984	10,134,910	13,053,741	40	13,053,781	134,240	97.242149	97.242149

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class A Shares	$3,932,806	$-	$3,932,806
AB Relative Value Class A Shares	1,456,287	18,538	1,474,825
Alger Growth & Income Class I-2 Shares	3,350,885	5,103	3,355,988
BNY Mellon VIF Appreciation Initial Shares	2,095,524	51,329	2,146,853
BNY Mellon VIF Opportunistic Small Cap Initial Shares	863,260	2,751	866,011
Invesco V.I. High Yield Series I Shares	250,173	1,422	251,595
Janus Henderson - Balanced Institutional Shares	5,180,784	116,322	5,297,106
Janus Henderson - Global Research Institutional Shares	2,203,211	-	2,203,211
MFS® Growth Initial Class	2,108,126	-	2,108,126
MFS® Investors Trust Initial Class	1,001,571	6,341	1,007,912
MFS® Research Initial Class	440,001	-	440,001
MS VIF Emerging Markets Equity Class I Shares	263,495	-	263,495
MS VIF Global Strategist Class I Shares	304,246	-	304,246
TA BlackRock Government Money Market Initial Class	1,180,579	59,749	1,240,328
TA WMC US Growth Initial Class	12,960,392	93,389	13,053,781

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2022:	$2,761,344	$1,457,605	$2,653,736	$2,094,404

Investment Income:
Reinvested Dividends	-	19,736	39,047	15,341
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,807	18,268	37,440	28,885
Net Investment Income (Loss)	(41,807)	1,468	1,607	(13,544)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	209,511	103,785	86,620	185,797
Realized Gain (Loss) on Investments	212,168	(8,975)	179,030	(64,288)
Net Realized Capital Gains (Losses) on Investments	421,679	94,810	265,650	121,509
Net Change in Unrealized Appreciation (Depreciation)	508,848	37,273	296,660	270,918
Net Gain (Loss) on Investment	930,527	132,083	562,310	392,427

Net Increase (Decrease) in Net Assets Resulting from Operations	888,720	133,551	563,917	378,883

Increase (Decrease) in Net Assets from Contract Transactions	(275,856)	(252,201)	(230,135)	(276,264)

Total Increase (Decrease) in Net Assets	612,864	(118,650)	333,782	102,619

Net Assets as of December 31, 2023:	$3,374,208	$1,338,955	$2,987,518	$2,197,023

Investment Income:
Reinvested Dividends	2,044	20,224	19,224	9,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,516	19,029	43,598	29,900
Net Investment Income (Loss)	(48,472)	1,195	(24,374)	(20,543)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,470	48,042	11,338	164,134
Realized Gain (Loss) on Investments	181,957	6,915	210,100	(38,499)
Net Realized Capital Gains (Losses) on Investments	333,427	54,957	221,438	125,635
Net Change in Unrealized Appreciation (Depreciation)	491,062	95,271	417,093	134,099
Net Gain (Loss) on Investment	824,489	150,228	638,531	259,734

Net Increase (Decrease) in Net Assets Resulting from Operations	776,017	151,423	614,157	239,191

Increase (Decrease) in Net Assets from Contract Transactions	(217,419)	(15,553)	(245,687)	(289,361)

Total Increase (Decrease) in Net Assets	558,598	135,870	368,470	(50,170)

Net Assets as of December 31, 2024:	$3,932,806	$1,474,825	$3,355,988	$2,146,853

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2022:	$920,194	$285,023	$5,226,703	$1,803,700

Investment Income:
Reinvested Dividends	3,052	14,251	106,875	17,348
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,086	3,689	68,977	25,477
Net Investment Income (Loss)	(10,034)	10,562	37,898	(8,129)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,568	-	-	52,542
Realized Gain (Loss) on Investments	17,180	(8,961)	304,402	105,325
Net Realized Capital Gains (Losses) on Investments	37,748	(8,961)	304,402	157,867
Net Change in Unrealized Appreciation (Depreciation)	45,503	21,777	332,515	279,048
Net Gain (Loss) on Investment	83,251	12,816	636,917	436,915

Net Increase (Decrease) in Net Assets Resulting from Operations	73,217	23,378	674,815	428,786

Increase (Decrease) in Net Assets from Contract Transactions	68,440	(27,027)	(723,112)	(191,064)

Total Increase (Decrease) in Net Assets	141,657	(3,649)	(48,297)	237,722

Net Assets as of December 31, 2023:	$1,061,851	$281,374	$5,178,406	$2,041,422

Investment Income:
Reinvested Dividends	7,207	14,071	112,174	16,619
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,899	3,624	73,191	29,710
Net Investment Income (Loss)	(6,692)	10,447	38,983	(13,091)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	71,810
Realized Gain (Loss) on Investments	63,584	(4,347)	312,040	175,891
Net Realized Capital Gains (Losses) on Investments	63,584	(4,347)	312,040	247,701
Net Change in Unrealized Appreciation (Depreciation)	(22,823)	10,142	351,464	197,008
Net Gain (Loss) on Investment	40,761	5,795	663,504	444,709

Net Increase (Decrease) in Net Assets Resulting from Operations	34,069	16,242	702,487	431,618

Increase (Decrease) in Net Assets from Contract Transactions	(229,909)	(46,021)	(583,787)	(269,829)

Total Increase (Decrease) in Net Assets	(195,840)	(29,779)	118,700	161,789

Net Assets as of December 31, 2024:	$866,011	$251,595	$5,297,106	$2,203,211

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount

Net Assets as of December 31, 2022:	$1,412,761	$932,002	$367,432	$236,572

Investment Income:
Reinvested Dividends	-	7,126	2,061	3,878
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,258	13,074	5,247	3,226
Net Investment Income (Loss)	(21,258)	(5,948)	(3,186)	652

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	125,631	54,841	21,783	4,198
Realized Gain (Loss) on Investments	80,087	17,676	4,243	(3,079)
Net Realized Capital Gains (Losses) on Investments	205,718	72,517	26,026	1,119
Net Change in Unrealized Appreciation (Depreciation)	273,947	91,403	52,163	22,536
Net Gain (Loss) on Investment	479,665	163,920	78,189	23,655

Net Increase (Decrease) in Net Assets Resulting from Operations	458,407	157,972	75,003	24,307

Increase (Decrease) in Net Assets from Contract Transactions	(148,848)	(48,751)	(20,078)	(8,754)

Total Increase (Decrease) in Net Assets	309,559	109,221	54,925	15,553

Net Assets as of December 31, 2023:	$1,722,320	$1,041,223	$422,357	$252,125

Investment Income:
Reinvested Dividends	-	7,039	2,543	3,616
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,736	14,293	5,943	3,598
Net Investment Income (Loss)	(26,736)	(7,254)	(3,400)	18

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,691	71,621	24,455	-
Realized Gain (Loss) on Investments	68,334	80,111	15,598	(1,177)
Net Realized Capital Gains (Losses) on Investments	220,025	151,732	40,053	(1,177)
Net Change in Unrealized Appreciation (Depreciation)	307,520	33,618	33,686	17,283
Net Gain (Loss) on Investment	527,545	185,350	73,739	16,106

Net Increase (Decrease) in Net Assets Resulting from Operations	500,809	178,096	70,339	16,124

Increase (Decrease) in Net Assets from Contract Transactions	(115,003)	(211,407)	(52,695)	(4,754)

Total Increase (Decrease) in Net Assets	385,806	(33,311)	17,644	11,370

Net Assets as of December 31, 2024:	$2,108,126	$1,007,912	$440,001	$263,495

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$304,264	$1,326,889	$8,885,293

Investment Income:
Reinvested Dividends	5,243	64,677	4,058
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,080	18,123	136,742
Net Investment Income (Loss)	1,163	46,554	(132,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	285,767
Realized Gain (Loss) on Investments	(8,233)	-	379,492
Net Realized Capital Gains (Losses) on Investments	(8,233)	-	665,259
Net Change in Unrealized Appreciation (Depreciation)	43,836	-	2,896,127
Net Gain (Loss) on Investment	35,603	-	3,561,386

Net Increase (Decrease) in Net Assets Resulting from Operations	36,766	46,554	3,428,702

Increase (Decrease) in Net Assets from Contract Transactions	(31,088)	86,139	(1,157,691)

Total Increase (Decrease) in Net Assets	5,678	132,693	2,271,011

Net Assets as of December 31, 2023:	$309,942	$1,459,582	$11,156,304

Investment Income:
Reinvested Dividends	-	64,592	1,363
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,235	17,677	166,334
Net Investment Income (Loss)	(4,235)	46,915	(164,971)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,110,219
Realized Gain (Loss) on Investments	(5,037)	-	542,796
Net Realized Capital Gains (Losses) on Investments	(5,037)	-	1,653,015
Net Change in Unrealized Appreciation (Depreciation)	28,051	-	1,443,478
Net Gain (Loss) on Investment	23,014	-	3,096,493

Net Increase (Decrease) in Net Assets Resulting from Operations	18,779	46,915	2,931,522

Increase (Decrease) in Net Assets from Contract Transactions	(24,475)	(266,169)	(1,034,045)

Total Increase (Decrease) in Net Assets	(5,696)	(219,254)	1,897,477

Net Assets as of December 31, 2024:	$304,246	$1,240,328	$13,053,781

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® and CatalystSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:

AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares

AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares

The Alger Portfolios:	The Alger Portfolios:

Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares

BNY Mellon Variable Investment Funds	BNY Mellon Variable Investment Funds

BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Initial Shares

BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :

Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series:	Janus Aspen Series:

Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares

Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares

MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:

MFS® Growth Initial Class	MFS® Growth Series Initial Class

MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class

MFS® Research Initial Class	MFS® Research Series Initial Class

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.

MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares

MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares

Transamerica Series Trust:	Transamerica Series Trust:

TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class

TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

11

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class A Shares	$167,761	$282,180
AB Relative Value Class A Shares	215,920	182,236
Alger Growth & Income Class I-2 Shares	52,375	311,099
BNY Mellon VIF Appreciation Initial Shares	204,325	350,098
BNY Mellon VIF Opportunistic Small Cap Initial Shares	27,923	264,521
Invesco V.I. High Yield Series I Shares	20,330	55,905
Janus Henderson - Balanced Institutional Shares	145,614	690,414
Janus Henderson - Global Research Institutional Shares	88,989	300,099
MFS® Growth Initial Class	161,486	151,535
MFS® Investors Trust Initial Class	83,927	230,969
MFS® Research Initial Class	26,999	58,638
MS VIF Emerging Markets Equity Class I Shares	5,375	10,111
MS VIF Global Strategist Class I Shares	3,512	32,222
TA BlackRock Government Money Market Initial Class	70,197	289,425
TA WMC US Growth Initial Class	1,218,261	1,307,065

13

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class A Shares	200	(3,140)	(2,940)	-	(4,715)	(4,715)
AB Relative Value Class A Shares	2,463	(2,768)	(305)	42	(5,116)	(5,074)
Alger Growth & Income Class I-2 Shares	386	(4,166)	(3,780)	600	(5,140)	(4,540)
BNY Mellon VIF Appreciation Initial Shares	531	(5,642)	(5,111)	38	(5,813)	(5,775)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	734	(8,157)	(7,423)	3,796	(1,477)	2,319
Invesco V.I. High Yield Series I Shares	4,397	(36,305)	(31,908)	13,389	(33,738)	(20,349)
Janus Henderson - Balanced Institutional Shares	549	(9,512)	(8,963)	1,004	(14,166)	(13,162)
Janus Henderson - Global Research Institutional Shares	20	(6,542)	(6,522)	-	(5,979)	(5,979)
MFS® Growth Initial Class	136	(1,586)	(1,450)	63	(2,629)	(2,566)
MFS® Investors Trust Initial Class	118	(4,469)	(4,351)	127	(1,363)	(1,236)
MFS® Research Initial Class	-	(952)	(952)	1	(435)	(434)
MS VIF Emerging Markets Equity Class I Shares	64	(232)	(168)	26	(378)	(352)
MS VIF Global Strategist Class I Shares	176	(1,357)	(1,181)	36	(1,707)	(1,671)
TA BlackRock Government Money Market Initial Class	5,770	(238,832)	(233,062)	458,074	(381,186)	76,888
TA WMC US Growth Initial Class	1,272	(13,042)	(11,770)	66	(17,087)	(17,021)

14

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$14,779	$(232,198)	$(217,419)	$-	$(275,856)	$(275,856)
AB Relative Value Class A Shares	148,417	(163,970)	(15,553)	2,061	(254,262)	(252,201)
Alger Growth & Income Class I-2 Shares	22,036	(267,723)	(245,687)	31,028	(261,163)	(230,135)
BNY Mellon VIF Appreciation Initial Shares	31,100	(320,461)	(289,361)	1,799	(278,063)	(276,264)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	21,023	(250,932)	(229,909)	111,195	(42,755)	68,440
Invesco V.I. High Yield Series I Shares	6,356	(52,377)	(46,021)	17,729	(44,756)	(27,027)
Janus Henderson - Balanced Institutional Shares	35,492	(619,279)	(583,787)	54,697	(777,809)	(723,112)
Janus Henderson - Global Research Institutional Shares	793	(270,622)	(269,829)	-	(191,064)	(191,064)
MFS® Growth Initial Class	10,178	(125,181)	(115,003)	3,812	(152,660)	(148,848)
MFS® Investors Trust Initial Class	5,633	(217,040)	(211,407)	4,929	(53,680)	(48,751)
MFS® Research Initial Class	-	(52,695)	(52,695)	37	(20,115)	(20,078)
MS VIF Emerging Markets Equity Class I Shares	1,800	(6,554)	(4,754)	657	(9,411)	(8,754)
MS VIF Global Strategist Class I Shares	3,556	(28,031)	(24,475)	670	(31,758)	(31,088)
TA BlackRock Government Money Market Initial Class	6,624	(272,793)	(266,169)	508,244	(422,105)	86,139
TA WMC US Growth Initial Class	109,801	(1,143,846)	(1,034,045)	3,897	(1,161,588)	(1,157,691)

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Large Cap Growth Class A Shares
12/31/2024	48,780	$80.62	to	$80.62	$3,932,806	0.05%	1.35%	to	1.35%	23.58%	to	23.58%
12/31/2023	51,720	65.24	to	65.24	3,374,208	-	1.35	to	1.35	33.33	to	33.33
12/31/2022	56,435	48.93	to	48.93	2,761,344	-	1.35	to	1.35	(29.46)	to	(29.46)
12/31/2021	63,241	69.37	to	69.37	4,386,692	-	1.35	to	1.35	27.26	to	27.26
12/31/2020	69,274	54.51	to	54.51	3,776,017	-	1.35	to	1.35	33.68	to	33.68
AB Relative Value Class A Shares
12/31/2024	24,648	59.84	to	59.84	1,474,825	1.43	1.35	to	1.35	11.51	to	11.51
12/31/2023	24,953	53.66	to	53.66	1,338,955	1.45	1.35	to	1.35	10.54	to	10.54
12/31/2022	30,027	48.54	to	48.54	1,457,605	1.41	1.35	to	1.35	(5.47)	to	(5.47)
12/31/2021	32,040	51.35	to	51.35	1,645,277	0.84	1.35	to	1.35	26.45	to	26.45
12/31/2020	35,687	40.61	to	40.61	1,449,231	1.52	1.35	to	1.35	1.35	to	1.35
Alger Growth & Income Class I-2 Shares
12/31/2024	48,879	68.66	to	68.66	3,355,988	0.59	1.35	to	1.35	21.02	to	21.02
12/31/2023	52,659	56.73	to	56.73	2,987,518	1.39	1.35	to	1.35	22.28	to	22.28
12/31/2022	57,199	46.39	to	46.39	2,653,736	1.40	1.35	to	1.35	(16.11)	to	(16.11)
12/31/2021	62,123	55.30	to	55.30	3,435,667	1.14	1.35	to	1.35	29.91	to	29.91
12/31/2020	69,292	42.57	to	42.57	2,949,869	1.40	1.35	to	1.35	13.35	to	13.35
BNY Mellon VIF Appreciation Initial Shares
12/31/2024	36,773	58.38	to	58.38	2,146,853	0.42	1.35	to	1.35	11.30	to	11.30
12/31/2023	41,884	52.46	to	52.46	2,197,023	0.71	1.35	to	1.35	19.36	to	19.36
12/31/2022	47,659	43.95	to	43.95	2,094,404	0.67	1.35	to	1.35	(19.15)	to	(19.15)
12/31/2021	50,467	54.36	to	54.36	2,743,289	0.44	1.35	to	1.35	25.44	to	25.44
12/31/2020	54,414	43.33	to	43.33	2,358,015	0.78	1.35	to	1.35	22.04	to	22.04
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2024	27,950	30.98	to	30.98	866,011	0.70	1.35	to	1.35	3.22	to	3.22
12/31/2023	35,373	30.02	to	30.02	1,061,851	0.31	1.35	to	1.35	7.83	to	7.83
12/31/2022	33,054	27.84	to	27.84	920,194	-	1.35	to	1.35	(17.73)	to	(17.73)
12/31/2021	34,714	33.84	to	33.84	1,174,638	0.11	1.35	to	1.35	14.91	to	14.91
12/31/2020	38,833	29.45	to	29.45	1,143,534	0.65	1.35	to	1.35	18.30	to	18.30
Invesco V.I. High Yield Series I Shares
12/31/2024	169,127	1.49	to	1.49	251,595	5.24	1.35	to	1.35	6.29	to	6.29
12/31/2023	201,035	1.40	to	1.40	281,374	5.17	1.35	to	1.35	8.71	to	8.71
12/31/2022	221,384	1.29	to	1.29	285,023	4.52	1.35	to	1.35	(10.76)	to	(10.76)
12/31/2021	265,963	1.44	to	1.44	383,691	4.55	1.35	to	1.35	2.99	to	2.99
12/31/2020	325,231	1.40	to	1.40	455,567	5.95	1.35	to	1.35	1.94	to	1.94
Janus Henderson - Balanced Institutional Shares
12/31/2024	79,119	66.95	to	66.95	5,297,106	2.07	1.35	to	1.35	13.88	to	13.88
12/31/2023	88,082	58.79	to	58.79	5,178,406	2.07	1.35	to	1.35	13.88	to	13.88
12/31/2022	101,244	51.62	to	51.62	5,226,703	1.39	1.35	to	1.35	(17.51)	to	(17.51)
12/31/2021	111,303	62.59	to	62.59	6,965,911	1.11	1.35	to	1.35	15.63	to	15.63
12/31/2020	119,486	54.12	to	54.12	6,466,972	2.42	1.35	to	1.35	12.79	to	12.79
Janus Henderson - Global Research Institutional Shares
12/31/2024	50,268	43.83	to	43.83	2,203,211	0.75	1.35	to	1.35	21.93	to	21.93
12/31/2023	56,790	35.95	to	35.95	2,041,422	0.91	1.35	to	1.35	25.09	to	25.09
12/31/2022	62,769	28.74	to	28.74	1,803,700	1.61	1.35	to	1.35	(20.48)	to	(20.48)
12/31/2021	69,422	36.14	to	36.14	2,508,761	0.51	1.35	to	1.35	16.52	to	16.52
12/31/2020	77,968	31.02	to	31.02	2,418,179	0.82	1.35	to	1.35	18.46	to	18.46

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
12/31/2024	24,297	$86.76	to	$86.76	$2,108,126	-%	1.35%	to	1.35%	29.71%	to	29.71%
12/31/2023	25,747	66.89	to	66.89	1,722,320	-	1.35	to	1.35	34.06	to	34.06
12/31/2022	28,313	49.90	to	49.90	1,412,761	-	1.35	to	1.35	(32.54)	to	(32.54)
12/31/2021	34,082	73.97	to	73.97	2,521,090	-	1.35	to	1.35	21.89	to	21.89
12/31/2020	39,547	60.69	to	60.69	2,400,024	-	1.35	to	1.35	30.10	to	30.10
MFS® Investors Trust Initial Class
12/31/2024	19,943	50.54	to	50.54	1,007,912	0.66	1.35	to	1.35	17.92	to	17.92
12/31/2023	24,294	42.86	to	42.86	1,041,223	0.73	1.35	to	1.35	17.40	to	17.40
12/31/2022	25,530	36.51	to	36.51	932,002	0.65	1.35	to	1.35	(17.60)	to	(17.60)
12/31/2021	29,087	44.30	to	44.30	1,288,674	0.59	1.35	to	1.35	25.12	to	25.12
12/31/2020	36,034	35.41	to	35.41	1,275,910	0.62	1.35	to	1.35	12.35	to	12.35
MFS® Research Initial Class
12/31/2024	7,574	58.10	to	58.10	440,001	0.58	1.35	to	1.35	17.28	to	17.28
12/31/2023	8,526	49.54	to	49.54	422,357	0.53	1.35	to	1.35	20.79	to	20.79
12/31/2022	8,960	41.01	to	41.01	367,432	0.43	1.35	to	1.35	(18.31)	to	(18.31)
12/31/2021	11,428	50.20	to	50.20	573,711	0.54	1.35	to	1.35	23.14	to	23.14
12/31/2020	13,530	40.77	to	40.77	551,587	0.72	1.35	to	1.35	15.04	to	15.04
MS VIF Emerging Markets Equity Class I Shares
12/31/2024	9,425	27.96	to	27.96	263,495	1.35	1.35	to	1.35	6.37	to	6.37
12/31/2023	9,593	26.28	to	26.28	252,125	1.61	1.35	to	1.35	10.49	to	10.49
12/31/2022	9,945	23.79	to	23.79	236,572	0.42	1.35	to	1.35	(26.08)	to	(26.08)
12/31/2021	11,783	32.18	to	32.18	379,170	0.83	1.35	to	1.35	1.61	to	1.61
12/31/2020	13,506	31.67	to	31.67	427,720	1.35	1.35	to	1.35	12.91	to	12.91
MS VIF Global Strategist Class I Shares
12/31/2024	14,746	20.63	to	20.63	304,246	-	1.35	to	1.35	6.03	to	6.03
12/31/2023	15,927	19.46	to	19.46	309,942	1.72	1.35	to	1.35	12.55	to	12.55
12/31/2022	17,598	17.29	to	17.29	304,264	-	1.35	to	1.35	(18.05)	to	(18.05)
12/31/2021	18,634	21.10	to	21.10	393,103	1.83	1.35	to	1.35	6.92	to	6.92
12/31/2020	18,768	19.73	to	19.73	370,298	1.44	1.35	to	1.35	9.44	to	9.44
TA BlackRock Government Money Market Initial Class
12/31/2024	1,061,592	1.17	to	1.17	1,240,328	4.93	1.35	to	1.35	3.63	to	3.63
12/31/2023	1,294,654	1.13	to	1.13	1,459,582	4.77	1.35	to	1.35	3.47	to	3.47
12/31/2022	1,217,766	1.09	to	1.09	1,326,889	1.40	1.35	to	1.35	0.06	to	0.06
12/31/2021	1,100,171	1.09	to	1.09	1,198,074	-	1.35	to	1.35	(1.32)	to	(1.32)
12/31/2020	1,158,742	1.10	to	1.10	1,278,796	0.21	1.35	to	1.35	(1.05)	to	(1.05)
TA WMC US Growth Initial Class
12/31/2024	134,240	97.24	to	97.24	13,053,781	0.01	1.35	to	1.35	27.27	to	27.27
12/31/2023	146,010	76.41	to	76.41	11,156,304	0.04	1.35	to	1.35	40.20	to	40.20
12/31/2022	163,031	54.50	to	54.50	8,885,293	-	1.35	to	1.35	(32.26)	to	(32.26)
12/31/2021	177,720	80.46	to	80.46	14,298,733	0.08	1.35	to	1.35	19.06	to	19.06
12/31/2020	197,265	67.58	to	67.58	13,330,583	0.11	1.35	to	1.35	35.47	to	35.47

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.